Equity (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Capital reserves	R$ 2,763,364	R$ 2,763,364
Other equity transactions	(141,608)	(70,106)
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Other equity transactions	(141,608)	(70,106)
Share-based payments	131,872	203,374
Acquisition of non-controlling interest	(273,260)	(273,260)
Capital transactions with controlled entities	R$ (220)	R$ (220)